Fair value measurements	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
13. Fair value measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2014. The Group's financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2015 and 2016 include available-for-sale securities investments.

As of December 31, 2016, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

Fair Value Measurements at
Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
	USD	USD	USD	USD
Available-for-sale investments- marketable equity securities	74,666,865	74,666,865	—	—

As of December 31, 2015, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

Fair Value Measurements at
Reporting Date Using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
	USD	USD	USD	USD
Available-for-sale investments- marketable equity securities	181,164,778	181,164,778	—	—

Available-for-sale securities investments represent the marketable equity securities invested by the Group. The marketable equity securities are carried at fair values. The Group measures its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

As of December 31, 2015 and 2016, gross unrealized gains (losses) of $178,485,994 and $(72,688,925) were recorded on listed equity securities. No impairment charges were recorded for years ended December 31, 2015 and 2016, respectively.

The Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis